SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Basis of presentation

(a)    Basis of presentation

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”) and pursuant to the regulations of the U.S. Securities and Exchange Commission (“SEC”).

Consolidation

(b)    Consolidation

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions, if any, and balances due to, due from subsidiaries, and registered paid in capital have been eliminated upon consolidation.

On consolidation the entities should be combined for all periods that the relationship of common control started and the transaction would be treated as a capital transaction with any gain or loss on acquisition adjusted through equity. The consolidated entity would not recognize any goodwill and/or gain/losses from the acquisition and results of operations would be presented for all periods under common control.

The financial statements of the Company were prepared by applying the pooling of interest method. Under this method, the Company has been treated as the holding company of the subsidiaries for the financial years presented. Accordingly, the results of the Company include the results of the subsidiaries for three-year period ended December 31, 2023, 2022 and 2021. Such manner of presentation reflects the economic substance of the companies, which were under common control throughout the relevant periods, as a single economic enterprise, although the legal parent-subsidiary relationships may not have been established.

Use of estimates

(c)    Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The most significant estimates relate to allowance for uncollectible accounts receivable, inventory valuation, useful lives and impairment for property and plant and equipment. Actual results could vary from the estimates and assumptions that were used.

Risks and uncertainties

(d)    Risks and uncertainties

The main operations of the Company are located in Singapore. Accordingly, the Company’s business, financial condition, and results of operations may be influenced by political, economic, and legal environments in Singapore, as well as by the general state of the economy in Singapore. The Company’s results may be adversely affected by changes in the political, regulatory and social conditions in Singapore. Although the Company has not experienced losses from these situations and believes that it is in compliance with existing laws and regulations including its organization and structure disclosed in Note 1, such experience may not be indicative of future results.

The Company’s business, financial condition and results of operations may also be negatively impacted by risks related to natural disasters, extreme weather conditions, health epidemics and other catastrophic incidents, which could significantly disrupt the Company’s operations.

Foreign currency translation and transaction and Convenience translation

(e)    Foreign currency translation and transaction and Convenience translation

The accompanying consolidated financial statements are presented in U.S. dollar (“US$”), which is the reporting currency of the Company. The functional currency of the Company and its subsidiaries, Maxwill (Asia) Pte. Ltd., LP Grace Pte. Ltd. and Maxwill Pte. Ltd. are the U.S. dollar. Maxwill Foodlink Pte. Ltd. uses the Singapore dollar as its functional currency.

Assets and liabilities denominated in currencies other than the reporting currency are translated into the reporting currency at the rates of exchange prevailing at the balance sheet date. Translation gains and losses are recognized in the consolidated statements of operations and comprehensive loss as other comprehensive income or loss. Transactions in currencies other than the reporting currency are measured and recorded in the reporting currency at the exchange rate prevailing on the transaction date. The cumulative gain or loss from foreign currency transactions is reflected in the consolidated statements of income and comprehensive income as other income (other expenses).

The value of foreign currency including, the Singapore dollar (“S$”), may fluctuate against the US$. Any significant variations of the aforementioned currency relative to the Singapore dollar may materially affect the Company’s financial condition in terms of reporting in US$. The following table outlines the currency exchange rates that were used in preparing the accompanying consolidated financial statements:

	December 31,
	2022	2023
US$ to S$ Year End	1.3900	1.3465
US$ to S$ Average Rate	1.3853	1.3578

Fair Value Measurement

(f)    Fair Value Measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact, and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 applies to assets or liabilities for which there are quoted prices, in active markets for identical assets or liabilities.

•	Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical asset or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

•	Level 3 applies to asset or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Cash and cash equivalents, accounts receivable, other current assets, bank loans, lease payable, finance lease, accounts payables, accruals and other current liabilities are financial assets and liabilities. Cash and cash equivalents, accounts receivable, other current assets, accounts payables, accruals and other current liabilities are subject to fair value measurement; however, because of their being short term in nature, management believes their carrying values approximate their fair value. Financial instruments are fair value financial assets that are marked to fair value and are accounted for as under Level 3 under the above hierarchy except for derivative instruments that are marked to fair value and are accounted for as under Level 2. The Company accounts for bank loans and lease payables at amortized cost and has elected not to account for them under the fair value hierarchy.

Related parties	(g) Related parties We adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.
Cash and cash equivalents

(h)     Cash and cash equivalents

Cash and cash equivalents consist of cash on hand, the Company’s demand deposit placed with financial institutions, which have original maturities of less than three months and unrestricted as to withdrawal and use.

Periodically, the Company may carry cash balances at financial institutions more than the respective subsidiaries’ government insured limits in Singapore of S$75,000 per institution. The amount in excess of government insurance as of December 31, 2023 and 2022, was approximately S$1,297,238 and S$1,044,364. The Company has not experienced losses on these accounts and management believes, based upon the quality of the financial institutions, that the credit risk with regard to these deposits is not significant.

Accounts Receivable, net

(i)     Accounts Receivable, net

Accounts receivable, net are stated at the original amount less an allowance for impairment loss on such receivables. The allowance for impairment loss is estimated based upon the Company’s assessment of various factors including historical experience, the age of the accounts receivable balances, current general economic conditions, future expectations and customer specific quantitative and qualitative factors that may affect the customers’ ability to pay. An allowance is also made when there is objective evidence for the Company to reasonably estimate the amount of probable loss.

Inventories

(j)    Inventories

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the first-in, first-out principle, and includes expenditure incurred in acquiring the inventories, production or conversion costs and other costs incurred in bringing them to their existing location and condition.

Property, plant and equipment, net

(k)    Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation and impairment, if any, and depreciated on a straight-line basis over the estimated useful lives of the assets. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its intended use. Estimated useful lives are as follows:

Category	Estimated useful lives

Investment property	40 years
Right-of-use asset	4 years
Furniture and fittings, office equipment, renovation and computer and software	3 years
Motor vehicle	10 years

Expenditures for repair and maintenance costs, which do not materially extend the useful lives of the assets, are charged to expenses as incurred, whereas the expenditures for major renewals and betterments that substantially extend the useful lives of property and equipment are capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the costs, accumulated depreciation and impairment with any resulting gain or loss recognized in the consolidated statements of income.

Impairment of long-lived assets

(l)     Impairment of long-lived assets

The Company reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Company measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Company would recognize an impairment loss, which is the excess of carrying amount over the fair value of the assets, using the expected future discounted cash flows. No impairment of long-lived assets was recognized as of December 31, 2023 and 2022.

Commitments and contingencies

(m)     Commitments and contingencies

In the normal course of business, the Company is subject to commitments and contingencies, including operating lease commitments, legal proceedings and claims arising out of its business that relate to a wide range of matters, such as government investigations and tax matters. The Company recognizes a liability for such contingency if it determines it is probable that a loss will occur, and a reasonable estimate of the loss can be made. The Company may consider many factors in making these assessments on liability for contingencies, including historical and the specific facts and circumstances of each matter.

Revenue recognition

(n)    Revenue recognition

In May 2014, the Financial Accounting Standards Board (“FASB”) issued Topic 606, “Revenue from Contracts with Customers”. This topic clarifies the principles for recognizing revenue and develops a common revenue standard for U.S. GAAP. Simultaneously, this topic supersedes the revenue recognition requirements in Topic 605, Revenue Recognition, and most industry-specific guidance throughout the Industry Topics of the Codification. The core principle of the guidance requires an entity to recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services.

The Company currently generates its revenue from the following main sources:

Revenue from goods sold and services provided

Revenue from sales of goods and services in the ordinary course of business is recognized when the Company satisfies a performance obligation (‘‘PO’’) by transferring control of a promised good or service to the customer. The amount of revenue recognized is the amount of the transaction price allocated to the satisfied PO.

The transaction price is allocated to each PO in the contract on the basis of the relative stand-alone selling prices of the promised goods or services. The individual standalone selling price of a good or service that has not previously been sold on a stand-alone basis, or has a highly variable selling price, is determined based on the residual portion of the transaction price after allocating the transaction price to goods and/or services with observable stand-alone selling price. A discount or variable consideration is allocated to one or more, but not all, of the performance obligations if it relates specifically to those performance obligations.

Transaction price is the amount of consideration in the contract to which the Company expects to be entitled in exchange for transferring the promised goods or services. The transaction price may be fixed or variable and is adjusted for time value of money if the contract includes a significant financing component. Consideration payable to a customer is deducted from the transaction price if the Company does not receive a separate identifiable benefit from the customer. When consideration is variable, if applicable, the estimated amount is included in the transaction price to the extent that it is highly probable that a significant reversal of the cumulative revenue will not occur when the uncertainty associated with the variable consideration is resolved.

Revenue may be recognized at a point in time or over time following the timing of satisfaction of the PO. If a PO is satisfied over time, revenue is recognized based on the percentage of completion, reflecting the progress towards complete satisfaction of that PO. Typically, POs for products and services where the process is as described below, the PO is satisfied at a point in time.

For the sale of sugar, rice and fat and oil products, the Company typically receives purchase orders from its customers which will set forth the terms and conditions, including the transaction price, products to be delivered, terms of delivery, and terms of payment. The terms serve as the basis of the performance obligations that the Company must fulfill in order to recognize revenue. The key performance obligation is the delivery of the finished product to the customer at their location, at which point title to that asset passes to the customer. The completion of this earning process is evidenced by a transport document such as a bill of lading or delivery order. The Company recognizes gross product revenue at a time when the control of products or services are transferred to customers. Typical payment terms set forth in the purchase order ranges from 30 to 90 days from the date of delivery. The amount of revenue recognized from contract liabilities to the Company’s result of operations can be found in Note 11 below.

To distinguish a promise to provide products from a promise to facilitate the sale from a third party, the Company considers the guidance of control in ASC 606-10-55-37A and the indicators in 606-10-55-39. The Company considers this guidance in conjunction with the terms in the Company’s arrangements with both suppliers and customers.

In general, the Company controls the products, as it has the obligation to (i) fulfill the products’ delivery and (ii) bears any inventory risk as legal owners. In addition, when establishing the selling prices for delivery of the products, the Company has control to set its selling price to ensure it would generate profit for the products delivered. The Company believes that all these factors indicate that the Company is acting as a principal in this transaction. As a result, revenue from the sales of products is presented on a gross basis.

Shipping, storage and handling and insurance costs associated with outbound freight after control over a product has transferred to a customer are accounted for as a fulfillment cost and are included in cost of revenue.

Revenue from rental of investment property

In accordance with ASC 842 Lease Topics, the Company accounts for the rental of investment property as direct finance leases where, lease income from the perspective of lessor is recognized on the Company’s statement of income on a straight-line basis over the term of the lease once management has determined that the lease payments are reasonably expected to be collected. The performance obligation under these leasing arrangements is to lease the investment property to the lessee, and to ensure that the investment property is available for use over the life of the lease contract. Rental income from investment property included in Other Income amounted to US$26,637, US$19,125 and US$23,648 for the fiscal years ended December 31, 2023, 2022 and 2021, respectively.

Cost of revenue	(o) Cost of revenue Cost of revenue mainly consists of cost of finished goods, labor costs, repacking costs, shipping, storage and handling and insurance costs.
Selling and marketing expenses

(p)    Selling and marketing expenses

Selling expenses mainly consists of promotion and marketing expenses and transportation expenses. The Company does not carry any capitalized contract acquisition costs that would be amortized to its results of operations over time, and potential expenses related to customer and contract acquisitions costs if any are accounted for as periodic costs.

General and administrative expenses

(q)    General and administrative expenses

General and administrative expenses mainly consist of staff cost, depreciation, office supplies and upkeep expenses, travelling and entertainment, legal and professional fees, property and related expenses, other miscellaneous administrative expenses.

Operating leases

(r)     Operating leases

 The Company adopted ASC 842 on January 1, 2019. The Company determines if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liability, and operating lease liability, non-current in the Company’s consolidated balance sheets. ROU assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. When determining the lease term, the Company includes options to extend or terminate the lease when it is reasonably certain that it will exercise that option, if any. As the Company’s leases do not provide an implicit rate, the Company used an incremental borrowing rate based on the information available at commencement date in determining the present value of lease payments. The Company has elected to adopt the following lease policies in conjunction with the adoption of ASU 2016-02: (i) for leases that have lease terms of 12 months or less and does not include a purchase option that is reasonably certain to exercise, the Company elected not to apply ASC 842 recognition requirements; and (ii) the Company elected to apply the package of practical expedients for existing arrangements entered into prior to January 1, 2019 to not reassess (a) whether an arrangement is or contains a lease, (b) the lease classification applied to existing leases, and (c) initial direct costs.

Income taxes

(s)     Income taxes

The Company accounts for income taxes under ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases.

Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period including the enactment date. Valuation allowances are established, when necessary, to reduce deferred tax assets to the amount expected to be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

The provisions of ASC 740-10-25, “Accounting for Uncertainty in Income Taxes,” prescribe a more-likely-than-not threshold for consolidated financial statement recognition and measurement of a tax position taken (or expected to be taken) in a tax return. This interpretation also provides guidance on the recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, and related disclosures.

The Company did not accrue any liability, interest or penalties related to uncertain tax positions in its provision for income taxes line of its consolidated statements of income for the years ended December 31, 2023 and 2022, respectively. The Company does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.

Earnings per share

(t)    Earnings per share

Basic earnings per share is computed by dividing net earnings attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share reflect the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

Recent accounting pronouncements

(u)     Recent accounting pronouncements

Recent Adopted Standards

In October 2021, the FASB issued ASU No. 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. This ASU requires acquiring entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. This guidance is effective for public entities for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The Group adopted ASU No. 2021-08 since January 1, 2023, and the impact of adopting this guidance on the Group’s consolidated financial statements was minimal.

In June 2016, the FASB issued ASU No. 2016-13, “Financial Instruments – Credit Losses”, which will require the measurement of all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. Subsequently, the FASB issued ASU No. 2018-19, Codification Improvements to Topic 326, to clarify that receivables arising from operating leases are within the scope of lease accounting standards. Further, the FASB issued ASU No. 2019-04, ASU 2019-05, ASU 2019-10, ASU 2019-11 and ASU 2020-02 to provide additional guidance on the credit losses standard, which defers the effective date of ASU No. 2016-13 for smaller reporting companies to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years. The impact of the adoption on the consolidated balance sheets, statements of operations, and statements of cash flows was immaterial.

Recent Accounting Pronouncements

On October 28, 2021, the FASB issued ASU 2021-08, which amends ASC 805 to require acquiring entities to apply Topic 606 to recognize and measure contract assets and contract liabilities in a business combination. Under current GAAP, an acquirer generally recognizes such items at fair value on the acquisition date. According to the FASB, this Update is intended to improve the accounting for acquired revenue contracts with customers in a business combination by addressing diversity in practice and inconsistency related to the following: (1) recognition of an acquired contract liability, and (2) payment terms and their effect on subsequent revenue recognized by the acquirer. The ASU’s amendments are effective in fiscal years beginning after December 15, 2022, including interim periods within those fiscal years for public business entities, and are effective in fiscal years beginning after December 15, 2023, including interim periods within those fiscal years for all other entities. The Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

In June 2022, the FASB issued ASU 2022-03, “Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions”, which clarifies that a contractual restriction on the sale of an equity security is not considered part of the unit of account of the equity security and, therefore, is not considered in measuring fair value. The amendments also clarify that an entity cannot, as a separate unit of account, recognize and measure a contractual sale restriction. This guidance also requires certain disclosures for equity securities subject to contractual sale restrictions. The new guidance is required to be applied prospectively with any adjustments from the adoption of the amendments recognized in earnings and disclosed on the date of adoption. This guidance is effective for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years. Early adoption is permitted. The Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

In November 2023, the FASB issued ASU 2023-07. The amendments improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. In addition, the amendments enhance interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. The purpose of the amendments is to enable investors to better understand an entity’s overall performance and assess potential future cash flows. The ASU applies to all public entities that are required to report segment information in accordance with ASC 280. The Company does not expect that the adoption of this guidance will have a material impact on the financial position, results of operations and cash flows.

In December 2023, the FASB issued ASU 2023-09, Improvements to Income Tax Disclosures (Topic 740). The ASU requires specific disaggregated information about a reporting entity’s effective tax rate reconciliation as well as additional information on income taxes paid. The ASU is effective on a prospective basis for annual periods beginning after December 15, 2024. Early adoption is also permitted for annual financial statements that have not yet been issued or made available for issuance. This ASU will result in the required additional disclosures being included in the consolidated financial statements, once adopted. The Company is in the process of evaluating the impact of the new guidance and does not expect it to have a significant impact on its consolidated financial statements.

Other accounting standards that have been issued or proposed by FASB that do not require adoption until a future date are not expected to have a material impact on the consolidated financial statements upon adoption. The Group does not discuss recent pronouncements that are not anticipated to have an impact on or are unrelated to its consolidated financial condition, results of operations, cash flows or disclosures.